1. OPERATING CONTEXT	12 Months Ended
Dec. 31, 2019
Operating Context
OPERATING CONTEXT

1. OPERATING CONTEXT

a) The Company

Companhia Energética de Minas Gerais (´Parent company’ or ‘Holding company’) is a listed corporation, with shares traded on the São Paulo Stock Exchange) (‘B3’) at Corporate Governance Level 1; through ADRs on the New York Stock Exchange (‘NYSE’); and on the stock exchange of Madrid (‘Latibex’). The Company is a state-controlled mixed capital company controlled by the State of Minas Gerais. It is domiciled in Brazil, with head office at Avenida Barbacena 1200, Belo Horizonte, Minas Gerais. It operates exclusively as a holding company, with subsidiaries and investments in affiliates or jointly-controlled entities (collectively refer to as ‘Cemig’ or the ‘Company’), which are engaged in the construction and operation of infrastructure used in the generation, transformation, transmission, distribution and sale of energy, and also activities in the various fields of energy sector, for the purpose of commercial operation.

Cemig has equity interests in the following subsidiaries, jointly-controlled entities and affiliates, all of which principal activities are: construction and operation of systems of production, distribution and sale of energy and gas (information in MWh has not been audited by the external auditors):

Investments	Classification	Description
SUBSIDIARIES:
Cemig Geração e Transmissão S.A. (‘Cemig GT’ or ‘Cemig Geração e Transmissão’)	Subsidiary	Wholly-owned subsidiary engaged in the energy generation and transmission services. Its shares are listed in Brazil, but are not actively traded. Cemig GT has interests in 83 power plants (76 of which are hydroelectric, 6 are wind power, 1 is a thermal plant and 1 is solar), of which 45 are controlled by Cemig GT, and associated transmission lines, most of which are part of the Brazilian national generation and transmission grid system, with total installed generation capacity of 3,235 MW (information not reviewed by the external auditors).
Cemig Baguari	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer and in interests in investees or joint operations that are engaged in the production and sale of energy in future projects.
Cemig Geração Três Marias S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Três Marias Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 396 MW, and guaranteed offtake level of 239 MW average.

Investments	Classification	Description

Cemig Geração Salto Grande S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Salto Grande Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 102 MW, and guaranteed offtake level of 75 MW average.
Cemig Geração Itutinga S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Itutinga Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 52 MW, and guaranteed offtake level of 28 MW average.
Cemig Geração Camargos S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Camargos Hydroelectric Plant, and sale and trading of energy in the Free Market. This subsidiary has installed capacity of 46 MW, and guaranteed offtake level of 21 MW average.
Cemig Geração Sul S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by commercial operation of the Coronel Domiciano, Marmelos, Joasal, Paciência and Piau Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity is 39.53 MW; guaranteed offtake level of 27.42 MW average.
Cemig Geração Leste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public concession holder, by operation of the Dona Rita, Sinceridade, Neblina, Ervália, Tronqueiras and Peti Small Hydroelectric Plants, and trading in energy in the Free Market. Aggregate installed generation capacity of these plants is 35.16 MW; guaranteed offtake level of 18.64 MW average.
Cemig Geração Oeste S.A.	Subsidiary	Corporation engaged in the production and sale of energy as public service concession holder, by commercial operation of the Gafanhoto, Cajuru and Martins Small Hydroelectric Plants, and sale and trading of energy in the Free Market. It has aggregate installed capacity of 28.90 MW, and guaranteed offtake level of 11.21 MW average.
Rosal Energia S.A. (‘Rosal’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Rosal Hydroelectric Plant, on the border between the states of Rio de Janeiro and Espírito Santo.
Sá Carvalho S.A. (‘Sá Carvalho’)	Subsidiary	Corporation that holds the concession to generate and sell energy, operating the Sá Carvalho Hydroelectric Plant.
Horizontes Energia S.A. (‘Horizontes’)	Subsidiary	Corporation that is classified as an independent power producer operating the Machado Mineiro and Salto do Paraopeba Hydroelectric Plants in Minas Gerais; and the Salto do Voltão and Salto do Passo Velho Hydroelectric Plants, in the state of Santa Catarina.
Cemig PCH S.A. (‘PCH’)	Subsidiary	Corporation that is classified as an independent power producer operating the Pai Joaquim hydroelectric power plant.
Cemig Comercializadora de Energia Incentivada S.A.	Subsidiary	Corporation engaged in the production and sale as independent thermal generation power producer, in future projects.
Cemig Trading S.A. (‘Cemig Trading’)	Subsidiary	Corporation engaged in trading and intermediation of energy.
Empresa de Serviços e Comercialização de Energia Elétrica S.A.	Subsidiary	Corporation engaged in the production and sale of energy as an independent power producer, in future projects.
Cemig Geração Poço Fundo	Subsidiary	Corporation engaged in the production and sale of energy, as an independent producer, through construction and operation of the hydroelectric power plant Poço Fundo, located in Machado river, in the State of Minas Gerais.

Investments	Classification	Description

Central Eólica Praias de Parajuru S.A. (‘Central Eólica Praias de Parajuru’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in the northeastern Brazilian state of Ceará.
Central Eólica Volta do Rio S.A. (‘Central Eólica Volta do Rio’)	Subsidiary	Corporation engaged in the production and sale of energy at the wind power plant of the same name in Acaraú, northeastern Brazilian state of Ceará.
Cemig Distribuição S.A. (‘Cemig D’ or ‘Cemig Distribuição’)	Subsidiary	Wholly owned subsidiary, whose shares are listed in Brazil but are not actively traded; engaged in the distribution of energy through networks and distribution lines throughout almost the whole of Minas Gerais State.
Companhia de Gás de Minas Gerais (‘Gasmig’)	Subsidiary	Corporation engaged in the acquisition, transportation and distribution of combustible gas or sub-products and derivatives, through a concession for the distribution of gas in the State of Minas Gerais.
Cemig Geração Distribuída	Subsidiary	Wholly owned subsidiary engaged in: building and maintaining projects and equipment associated with energy efficiency and micro- and mini- distributed generation; providing consultancy and studies for distributed generation projects and equipment, for subscription to systems for customers to supply to the grid as generators, and technical, regulatory and economic feasibility analyses for these purposes.
Efficientia S.A. (‘Efficientia’)	Subsidiary	Corporation that provides energy efficiency and optimization services and energy solutions through studies and execution of projects; and services of operation and maintenance of energy supply facilities.
JOINTLY-CONTROLLED ENTITIES
Guanhães Energia S.A. (‘Guanhães Energia’)	Jointly-controlled entity	Corporation engaged in the production and sale of energy through building and commercial operation of the following Small Hydro Plants: Dores de Guanhães, Senhora do Porto and Jacaré, in the county of Dores de Guanhães; and Fortuna II, in the county of Virginópolis, in Minas Gerais.
LightGer S.A. (‘LightGer’)	Jointly-controlled entity	Corporation classified as independent power producer, formed to build and operate the Paracambi Small Hydro Plant (or PCH), on the Ribeirão das Lages river in the county of Paracambi, Rio de Janeiro State.
Usina Hidrelétrica Itaocara S.A. (‘UHE Itaocara’)	Jointly-controlled entity	Corporation, comprising the partners of the UHE Itaocara Consortium, formed by Cemig GT and Itaocara Energia (of the Light group), responsible for construction of the Itaocara I Hydroelectric Plant.
Axxiom Soluções Tecnológicas S.A. (‘Axxiom’)	Jointly-controlled entity	Unlisted corporation, providing technology and systems solutions for operational management of public service concession holders, including companies operating in energy, gas, water and sewerage, and other utilities. Jointly controlled by Light (51%) and Cemig (49%).
Hidrelétrica Cachoeirão S.A. (‘Cachoeirão’)	Jointly-controlled entity	Production and sale of energy as an independent power producer, through the Cachoeirão hydroelectric power plant located at Pocrane, in the State of Minas Gerais.
Hidrelétrica Pipoca S.A. (‘Pipoca’)	Jointly-controlled entity	Independent production of energy, through construction and commercial operation of the Pipoca Small Hydro Plant (SHP, or Pequena Central Hidrelétrica – PCH), on the Manhuaçu River, in the municipalities of Caratinga and Ipanema, in Minas Gerais State.
Retiro Baixo Energética S.A. (‘RBE’)	Jointly-controlled entity

Corporation that holds the concession to operate the Retiro Baixo Hydroelectric Plant, on the Paraopeba River, in the São Francisco river basin, in the municipalities of Curvelo and Pompeu, in Minas Gerais.

Amazônia Energia Participações S.A (‘Amazônia Energia’)	Jointly-controlled entity	Special-purpose company created by Cemig GT (74.50% ownership) and Light (25.50%), for acquisition of an equity interest of 9.77% in Norte Energia S.A. (‘Nesa’), the company holding the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Aliança Norte Energia Participações S.A. (‘Aliança Norte’)	Jointly-controlled entity	Special-purpose company created by Cemig GT (49% ownership) and Vale S.A. 51%, for acquisition of an equity interest of 9% in Norte Energia S.A. (‘Nesa’), the company holds the concession for the Belo Monte Hydroelectric Plant, on the Xingu River, in the Northern Brazilian State of Pará.
Baguari Energia S.A. (‘Baguari Energia’)	Jointly-controlled entity	Corporation engaged in the construction, operation, maintenance and commercial operation of the Baguari Hydroelectric Plant, through participation in the UHE Baguari Consortium (Baguari Energia 49%, Neoenergia 51%), on the Doce river in Governador Valadares, Minas Gerais.
Renova Energia S.A. (‘Renova Energia’)	Jointly-controlled entity	Listed company engaged in the development, construction and operation of plants generating power from renewable sources – wind power, small hydro plants (SHPs), and solar energy; trading of energy; and related activities.
Aliança Geração de Energia S.A. (‘Aliança’)	Jointly-controlled entity	Unlisted company created by Cemig GT and Vale S.A. as a platform for consolidation of generation assets held by the two parties in generation consortia, and investments in future generation projects. For their shares, the two parties subscribed the following generation plant assets: Porto Estrela, Igarapava, Funil, Capim Branco I, Capim Branco II, Aimorés, and Candonga. With these assets Aliança has total installed generation capacity, in operation, of 1,257 MW (physical offtake guarantee 668 MW average). It also has other generation projects. Vale and Cemig GT respectively hold 55% and 45% of the total capital.
Transmissora Aliança de Energia Elétrica S.A. (‘TAESA’)	Jointly-controlled entity	Corporation engaged in the construction, operation and maintenance of energy transmission facilities in 18 states of Brazil through direct and indirect equity interests in investees
Companhia de Transmissão Centroeste de Minas (‘Centroeste’) (1)	Jointly-controlled entity	Corporation engaged in the construction, operation and maintenance of the Furnas-Pimenta transmission line – part of the national grid.

Investments	Classification	Description

Affiliated Company
Madeira Energia S.A. (‘Madeira’)	Affiliated company	Corporation engaged in the construction and commercial operation of the Santo Antônio Hydroelectric Plant, through its subsidiary Santo Antônio Energia S.A., in the basin of the Madeira river, in the State of Rondônia.
Ativas Datacenter S.A. (‘Ativas’)	Affiliated entity	Corporation engaged in the supply of IT and communication infrastructure services, including physical hosting and related services for medium-sized and large corporations.
FIP Melbourne (Usina de Santo Antônio)	Affiliated entity	Investment fund managed by Banco Modal S.A., whose objective is to seek appreciation of capital invested through acquisition of shares, convertible debentures or warrants issued by listed or unlisted companies, and/or other assets. This fund held 83% of the share capital of SAAG Investimentos S.A. (‘SAAG’), the objects of which are to own equity in Madeira Energia S.A. (‘Mesa’).
Affiliated Company held for sale:
Light S.A. (‘Light’)	Affiliated entity	Listed company engaged in the following activities: energy generation, transmission, trading, distribution, and related services; and holding direct or indirect interest in companies engaged in similar activities.

(1)       On January 13, 2020, the Company concluded the acquisition of 49% of the share capital held by Eletrobras in Centroeste, becoming the sole owner of the investee since then. For more details see Note 18 – Investments.

Investments in which the Company exercises joint control it does so through Shareholders’ agreements entered into with the other shareholders of the investment. See further information on the subsidiaries, jointly-controlled entities and affiliates in Notes 3 and 18; and on transactions between related parties in Note 32.

Management has assessed the capacity of the Company to continue as a going concern, and believes that its operations will generate sufficient future cash flows to enable continuity of its businesses. In addition, Management is not aware of any material uncertainties that could generate significant doubts about its ability to continue as a going concern. Therefore, these financial statements are prepared on a going concern basis.

Disposal of interest and control of Light

On July 17, 2019, Light completed a public offering for initial and secondary distribution of its nominal, book-entry common shares without par value, all free of any liens or encumbrances, carried out in accordance with the procedures of Brazilian Securities Commission (CVM) Instruction 476 of January 16, 2009.

In the Public Offering, Light placed: (i) 100,000,000 new shares (‘the Primary Offering’), consequently increasing its share capital; and (ii) 33,333,333 shares owned by the Company at the price of R$ 18.75 per share.

With the settlement of the restricted offering, the Company’s equity interest in the total share capital of Light was reduced from 49.99% to 22.58%, limiting its voting rights in Shareholders’ Meetings and, as a result, its ability to direct the relevant activities of the investee. Thus, as from that date, the Company no longer has power that gives it control of this investee. In accordance with IFRS 10 – Consolidated financial statements, the investee is no longer considered a subsidiary, and therefore it is no longer consolidated.

Since the Company continues to have a firm commitment to dispose of the remaining interest in Light, the investment continues to be classified as an asset held for sale, in accordance with IFRS 5 – Non-current assets held for sale, and discontinued operations. For more details please see Note 34.